Victory Pioneer CAT Bond Fund
(successor to Pioneer CAT Bond Fund)
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 94.6% of Net Assets#
	Event Linked Bonds — 80.5%
	Earthquake – Canada — 0.9%
10,750,000(a)	Ursa Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 2/22/28 (144A)	$ 10,833,850
	Earthquake – Italy — 0.1%
EUR1,000,000(a)	Lion Re, 8.008%, (3 Month EURIBOR + 600 bps), 6/15/29 (144A)	$ 1,139,602
	Earthquake – Worldwide — 0.1%
1,000,000(a)	Liongate Re, 7.914%, (SOFR + 357 bps), 4/25/28 (144A)	$ 1,001,500
	Earthquakes – California — 5.2%
1,760,000(a)	Sutter Re, 11.08%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,803,296
7,000,000(a)	Sutter Re, 14.08%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	7,232,400
8,250,000(a)	Torrey Pines Re, 8.08%, (3 Month U.S. Treasury Bill + 375 bps), 6/7/28 (144A)	8,329,200
10,750,000(a)	Torrey Pines Re, 8.83%, (1 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	10,805,900
8,125,000(a)	Torrey Pines Re, 9.546%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	8,261,500
500,000(a)	Torrey Pines Re, 10.33%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	520,000
6,250,000(a)	Torrey Pines Re, 10.83%, (1 Month U.S. Treasury Bill + 650 bps), 6/7/28 (144A)	6,296,250
325,000(a)	Torrey Pines Re, 11.58%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	336,992
1,750,000(a)	Ursa Re, 9.65%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,808,975
5,000,000(a)	Ursa Re, 13.077%, (3 Month U.S. Treasury Bill + 875 bps), 12/7/26 (144A)	5,220,500
4,250,000(a)	Ursa Re, 13.58%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	4,431,050
9,500,000(a)	Ursa Re II, 13.33%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/28 (144A)	9,485,750
		$64,531,813

1Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Earthquakes – Chile — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.123%, (SOFR + 479 bps), 3/31/26 (144A)	$ 252,875
1,500,000(a)	Maschpark Re, 7.83%, (1 Month U.S. Treasury Bill + 350 bps), 1/10/28 (144A)	1,524,450
		$1,777,325

	Earthquakes - Europe — 0.1%
EUR1,000,000(a)	Azzurro Re II, 8.414%, (3 Month EURIBOR + 639 bps), 4/20/28 (144A)	$ 1,155,465
	Earthquakes - Japan — 0.8%
2,000,000(a)	Nakama Re, 6.427%, (3 Month U.S. Treasury Bill + 210 bps), 4/23/30 (144A)	$ 1,980,200
8,000,000(a)	Nakama Re, 6.677%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	7,997,600
		$9,977,800

	Earthquakes – Mexico — 0.2%
1,500,000(a)	International Bank for Reconstruction & Development, 8.554%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,541,100
500,000(a)	International Bank for Reconstruction & Development, 15.553%, (SOFR + 1,122 bps), 4/24/28 (144A)	508,950
		$2,050,050

	Earthquakes – U.S. — 2.5%
9,250,000(a)	Acorn Re, 7.43%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 9,258,325
5,750,000(a)	Acorn Re, 7.43%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	5,766,675
500,000(a)	Logistics Re, 10.33%, (1 Month U.S. Treasury Bill + 600 bps), 12/21/27 (144A)	511,150
250,000(a)	Nakama Re, 6.608%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	250,675
1,000,000(a)	Ursa Re, 9.83%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,009,500
10,500,000(a)	Veraison Re, 7.83%, (1 Month U.S. Treasury Bill + 350 bps), 3/8/28 (144A)	10,458,000
Victory Pioneer CAT Bond Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
2,000,000(a)	Veraison Re, 9.068%, (3 Month U.S. Treasury Bill + 474 bps), 3/8/27 (144A)	$ 2,037,800
1,250,000(a)	Veraison Re, 9.33%, (1 Month U.S. Treasury Bill + 500 bps), 3/8/28 (144A)	1,264,250
		$30,556,375

	Earthquakes – U.S. & Canada — 0.6%
7,000,000(a)	3264 Re, 7.33%, (3 Month U.S. Treasury Bill + 300 bps), 2/7/28 (144A)	$ 7,003,500
	Flood – U.S. — 1.1%
7,750,000(a)	FloodSmart Re, 18.69%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 8,015,825
1,000,000(a)	FloodSmart Re, 21.48%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	1,037,000
4,500,000(a)	FloodSmart Re, 21.96%, (3 Month U.S. Treasury Bill + 1,763 bps), 3/12/27 (144A)	4,272,750
250,000(a)	FloodSmart Re, 26.73%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	177,375
		$13,502,950

	Health – U.S. — 0.5%
500,000(a)	Vitality Re XIII, 6.33%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 500,650
1,000,000(a)	Vitality Re XV, 6.83%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	1,015,200
500,000(a)	Vitality Re XV, 7.83%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	513,300
750,000(a)	Vitality Re XVI, 6.08%, (3 Month U.S. Treasury Bill + 175 bps), 1/8/29 (144A)	750,150
750,000(a)	Vitality Re XVI, 6.58%, (3 Month U.S. Treasury Bill + 225 bps), 1/8/29 (144A)	750,375
2,750,000(a)	Vitality Re XVI, 8.08%, (3 Month U.S. Treasury Bill + 375 bps), 1/8/29 (144A)	2,755,775
		$6,285,450

	Multiperil – Canada — 0.1%
CAD1,000,000(a)	MMIFS Re, 5.666%, (CAONINDX + 290 bps), 1/10/28 (144A)	$ 724,307
	Multiperil – Europe — 0.1%
EUR1,000,000(a)	Lion Re, 7.508%, (3 Month EURIBOR + 550 bps), 6/15/29 (144A)	$ 1,145,993
3Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – Florida — 0.7%
1,000,000(a)	Sanders Re, 12.47%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 1,020,900
8,250,000(a)	Sanders Re II, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	8,217,000
		$9,237,900

	Multiperil – Massachusetts — 0.6%
7,500,000(a)	Mayflower Re, 7.83%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 7,536,000
	Multiperil – Puerto Rico — 0.0%†
500,000(a)	Puerto Rico Parametric Re, 13.33%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 505,650
	Multiperil – U.S. — 22.9%
2,250,000(a)	Aquila Re, 9.58%, (3 Month U.S. Treasury Bill + 539 bps), 6/7/27 (144A)	$ 2,279,925
3,750,000(a)	Aquila Re, 12.68%, (3 Month U.S. Treasury Bill + 835 bps), 6/7/27 (144A)	3,951,375
3,000,000(a)	Atela Re, Ltd., 18.58%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	3,185,100
750,000(a)	Baldwin Re, 9.38%, (3 Month U.S. Treasury Bill + 505 bps), 7/7/27 (144A)	774,675
9,750,000(a)	Bonanza Re, 7.88%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	9,572,550
16,000,000(a)	Bonanza Re, 9.63%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	15,913,600
10,000,000(a)	Commonwealth Re, 8.087%, (T-BILL + 375 bps), 7/10/28 (144A)	10,064,000
10,000,000(a)	Finca Re, 9.58%, (3 Month U.S. Treasury Bill + 525 bps), 6/7/28 (144A)	10,165,000
5,250,000(a)	Foundation Re, 10.587%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	5,350,275
9,120,000(a)	Four Lakes Re, 9.83%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	9,097,200
3,250,000(a)	Four Lakes Re, 10.13%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	3,278,600
250,000(a)	Four Lakes Re, 11.14%, (3 Month U.S. Treasury Bill + 681 bps), 1/7/26 (144A)	250,150
8,000,000(a)	Four Lakes Re, 12.58%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	7,945,600
2,750,000(a)	Four Lakes Re, 13.25%, (3 Month U.S. Treasury Bill + 892 bps), 1/7/27 (144A)	2,767,050
9,000,000(a)	Fuchsia 2024-1 , 9.47%, (3 Month U.S. Treasury Bill + 514 bps), 4/6/28 (144A)	9,092,700
Victory Pioneer CAT Bond Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
6,000,000(a)	Herbie Re, 11.06%, (3 Month U.S. Treasury Bill + 690 bps), 1/7/28 (144A)	$ 5,890,800
5,000,000(a)	Herbie Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	5,038,500
1,500,000(a)	Herbie Re, 14.23%, (3 Month U.S. Treasury Bill + 990 bps), 1/7/28 (144A)	1,481,850
2,000,000(a)	Herbie Re, 15.08%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	2,062,000
1,500,000(a)	Herbie Re, 27.33%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	1,404,900
1,500,000(a)	High Point Re, 9.94%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,519,800
2,100,000(a)	Hypatia Re, 14.827%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	2,191,980
28,250,000(a)	Merna Re Companywide, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	29,032,525
16,500,000(a)	Merna Re Enterprise, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	16,518,150
1,275,000(a)	Merna Re II, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,311,593
350,000(a)	Merna Re II, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	356,195
5,000,000(a)	Merna Re II, 12.83%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	5,015,000
5,000,000(a)	Mystic Re, 8.33%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	4,971,500
1,750,000(a)	Mystic Re, 14.58%, (3 Month U.S. Treasury Bill + 1,025 bps), 1/10/28 (144A)	1,762,950
19,950,000(a)	Mystic Re, 16.33%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	20,857,725
750,000(a)	Mystic Re, 18.33%, (3 Month U.S. Treasury Bill + 1,400 bps), 1/10/28 (144A)	262,500
5,000,000(a)	Residential Re, 9.71%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	5,115,000
500,000(a)	Residential Re, 10.11%, (3 Month U.S. Treasury Bill + 578 bps), 12/6/25 (144A)	485,700
9,500,000(a)	Residential Re, 11.27%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	9,595,950
2,500,000(a)	Residential Re, 16.53%, (3 Month U.S. Treasury Bill + 1,220 bps), 12/6/25 (144A)	2,325,000
8,000,000(a)	Residential Re, 17.75%, (3 Month U.S. Treasury Bill + 1,342 bps), 12/6/28 (144A)	8,436,000
12,575,000(a)	Sanders Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	12,435,417
5Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,250,000(a)	Sanders Re, 8.33%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	$ 2,273,850
1,500,000(a)	Sanders Re, 8.58%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	1,544,850
2,250,000(a)	Sanders Re, 8.837%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	2,259,900
2,250,000(a)	Sanders Re, 9.08%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	2,299,950
18,000,000(a)	Sanders Re, 9.41%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	18,082,800
7,750,000(a)	Sanders Re, 10.08%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	8,025,900
1,500,000(a)	Sanders Re III, 7.747%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	1,476,300
700,000(a)	Sanders Re III, 9.877%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	712,320
6,800,000(a)	Solomon Re, 9.85%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	6,932,600
3,900,000(a)	Stabilitas Re, 12.837%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	3,959,280
1,650,000(a)	Topanga Re, 4.77%, (3 Month U.S. Treasury Bill + 477 bps), 1/8/26 (144A)	1,582,020
1,000,000(a)	Yosemite Re, 11.587%, (3 Month U.S. Treasury Bill + 725 bps), 6/7/28 (144A)	1,009,000
		$281,917,605

	Multiperil – U.S. & Canada — 13.2%
7,500,000(a)	3264 Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/28 (144A)	$ 7,710,000
5,750,000(a)	Ashera Re, 9.52%, (3 Month U.S. Treasury Bill + 519 bps), 4/7/27 (144A)	5,839,700
3,000,000(a)	Atlas Re, 16.567%, (SOFR + 1,222 bps), 6/8/27 (144A)	3,291,300
12,250,000(a)	Bridge Street Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	12,341,875
6,700,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	6,749,580
7,050,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	7,324,245
14,250,000(a)	Kilimanjaro II Re, 8.33%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/30 (144A)	14,421,000
10,000,000(a)	Kilimanjaro II Re, 8.337%, (3 Month U.S. Treasury Bill + 400 bps), 7/9/29 (144A)	10,100,000
Victory Pioneer CAT Bond Fund | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
2,250,000(a)	Kilimanjaro II Re, 10.587%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 2,345,625
6,750,000(a)	Kilimanjaro II Re, 10.83%, (3 Month U.S. Treasury Bill + 650 bps), 7/9/29 (144A)	6,899,850
14,750,000(a)	Kilimanjaro II Re, 10.83%, (3 Month U.S. Treasury Bill + 650 bps), 7/8/30 (144A)	15,148,250
4,500,000(a)	Kilimanjaro II Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	4,746,150
3,000,000(a)	Kilimanjaro III Re, 16.69%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	3,012,000
2,500,000(a)	Lapis Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 1/9/29 (144A)	2,536,000
500,000(a)	Mona Lisa Re, 14.08%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	546,550
5,750,000(a)	Montoya Re, 10.087%, (1 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	5,735,050
19,750,000(a)	Northshore Re II, 9.337%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/28 (144A)	19,769,750
9,750,000(a)	Ocelot Re, 8.83%, (3 Month U.S. Treasury Bill + 450 bps), 2/26/29 (144A)	9,819,225
8,000,000(a)	Ocelot Re, 12.087%, (3 Month U.S. Treasury Bill + 775 bps), 1/7/27 (144A)	8,128,800
5,000,000(a)	Ramble Re, 10.58%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	5,005,500
1,500,000(a)	Riverfront Re, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/29 (144A)	1,489,350
4,250,000(a)	Titania Re, 10.58%, (1 Month U.S. Treasury Bill + 625 bps), 11/26/27 (144A)	4,273,800
3,750,000(a)	Titania Re, 13.83%, (1 Month U.S. Treasury Bill + 950 bps), 11/26/27 (144A)	3,747,750
1,000,000(a)	Titania Re, 17.467%, (1 Month U.S. Treasury Bill + 1,313 bps), 2/27/26 (144A)	1,020,200
		$162,001,550

	Multiperil – U.S. Northeast — 0.5%
6,500,000(a)	Baldwin Re, 8.08%, (3 Month U.S. Treasury Bill + 375 bps), 7/9/29 (144A)	$ 6,596,850
	Multiperil – U.S. Regional — 0.6%
250,000(a)	Aquila Re, 9.67%, (3 Month U.S. Treasury Bill + 534 bps), 6/8/26 (144A)	$ 251,350
400,000(a)	Aquila Re, 11.59%, (3 Month U.S. Treasury Bill + 726 bps), 6/8/26 (144A)	407,320
1,400,000(a)	Aquila Re, 13.16%, (3 Month U.S. Treasury Bill + 883 bps), 6/8/26 (144A)	1,433,740
7Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
1,150,000(a)	Locke Tavern Re, 9.109%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	$ 1,169,550
4,000,000(a)	Long Point Re IV, 8.58%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	4,038,000
		$7,299,960

	Multiperil – Worldwide — 2.7%
5,000,000(a)	Atlas Capital, 2.95%, (SOFR + 725 bps), 6/7/28 (144A)	$ 5,067,000
2,150,000(a)	Atlas Capital, 11.918%, (SOFR + 757 bps), 6/5/26 (144A)	2,198,375
1,000,000(a)	Black Kite Re, 12.327%, (3 Month U.S. Treasury Bill + 800 bps), 5/8/28 (144A)	999,300
9,250,000(a)	Cat Re 2001, 17.37%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	9,663,475
2,500,000(a)	Kendall Re, 10.58%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	2,625,000
10,000,000(a)	Kendall Re, 11.886%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	10,329,000
2,000,000(a)	Silk Road Re, 10.327%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	2,000,000
		$32,882,150

	Wind Storm – Netherlands — 0.0%†
EUR500,000(a)	Orange Capital Re DAC, 7.979%, (3 Month EURIBOR + 600 bps), 1/17/29 (144A)	$ 574,195
	Windstorm – Europe — 0.3%
EUR2,000,000(a)	Blue Sky Re, 8.112%, (3 Month EURIBOR + 616 bps), 1/26/27 (144A)	$ 2,365,479
EUR750,000(a)	Windmill III Re DAC, 7.187%, (3 Month EURIBOR + 525 bps), 7/5/28 (144A)	866,257
		$3,231,736

	Windstorm – Florida — 10.3%
9,250,000(a)	Armor Re, 12.83%, (3 Month U.S. Treasury Bill + 850 bps), 1/7/28 (144A)	$ 9,345,275
2,000,000(a)	Armor Re, 14.537%, (3 Month U.S. Treasury Bill + 1,020 bps), 5/7/27 (144A)	2,108,200
600,000(a)	First Coast Re, 9.94%, (3 Month U.S. Treasury Bill + 994 bps), 4/7/26 (144A)	604,380
7,000,000(a)	First Coast Re, 10.83%, (3 Month U.S. Treasury Bill + 650 bps), 3/10/28 (144A)	7,059,500
7,750,000(a)	First Coast Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 3/10/28 (144A)	7,709,700
Victory Pioneer CAT Bond Fund | 7/31/258

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
2,500,000(a)	Hestia Re, 11.08%, (T-BILL + 675 bps), 3/13/28 (144A)	$ 2,464,000
1,000,000(a)	Hestia Re, 12.58%, (1 Month U.S. Treasury Bill + 825 bps), 3/13/28 (144A)	998,700
3,500,000(a)	Integrity Re, 12.33%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	3,502,450
5,500,000(a)	Integrity Re, 12.33%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	5,517,050
3,750,000(a)	Integrity Re, 14.08%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	3,754,500
4,250,000(a)	Integrity Re, 14.08%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	4,264,875
10,000,000(a)	Integrity Re, 16.58%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	10,032,000
3,000,000(a)	Integrity Re, 17.659%, (1 Month U.S. Treasury Bill + 1,332 bps), 6/6/26 (144A)	3,026,400
1,500,000(a)	Integrity Re, 27.126%, (1 Month U.S. Treasury Bill + 2,280 bps), 6/6/26 (144A)	1,476,000
1,250,000(a)	Integrity Re, 29.83%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,247,250
750,000(a)	Marlon Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	783,600
7,000,000(a)	Merna Re II, 12.08%, (1 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	7,004,200
2,000,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	2,044,800
12,750,000(a)	Palm Re, 12.087%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	12,723,225
10,000,000(a)	Palm Re, 13.83%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	10,206,000
6,500,000(a)	Purple Re, 11.58%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/28 (144A)	6,676,800
5,500,000(a)	Purple Re, 12.08%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	5,531,900
3,600,000(a)	Purple Re, 13.33%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,663,360
12,500,000(a)	Winston Re, 10.83%, (3 Month U.S. Treasury Bill + 650 bps), 2/21/28 (144A)	12,636,250
9Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
2,250,000(a)	Winston Re, 14.58%, (3 Month U.S. Treasury Bill + 1,025 bps), 2/26/27 (144A)	$ 2,364,525
500,000(a)	Winston Re, 16.08%, (3 Month U.S. Treasury Bill + 1,175 bps), 2/26/27 (144A)	522,600
		$127,267,540

	Windstorm – Florida & Louisiana — 0.2%
2,250,000(a)	Nature Coast Re, 14.33%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 2,282,400
	Windstorm – Jamaica — 0.2%
3,000,000(a)	International Bank for Reconstruction & Development, 11.519%, (SOFR + 719 bps), 12/29/27 (144A)	$ 3,038,400
	Windstorm – Japan — 0.4%
2,750,000(a)	Sakura Re, 7.08%, (3 Month U.S. Treasury Bill + 275 bps), 4/5/29 (144A)	$ 2,723,600
1,500,000(a)	Tomoni Re, 7.08%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,504,950
750,000(a)	Tomoni Re, 7.58%, (3 Month U.S. Treasury Bill + 325 bps), 4/5/28 (144A)	748,650
		$4,977,200

	Windstorm – Louisiana — 1.0%
3,500,000(a)	Nature Coast Re, 14.077%, (3 Month U.S. Treasury Bill + 975 bps), 4/10/29 (144A)	$ 3,501,750
8,750,000(a)	Nature Coast Re, 14.08%, (3 Month U.S. Treasury Bill + 975 bps), 1/16/29 (144A)	8,770,125
		$12,271,875

	Windstorm – Massachusetts — 0.2%
2,000,000(a)	Mayflower Re, 8.83%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 2,036,800
	Windstorm – Mexico — 0.3%
1,500,000(a)	International Bank for Reconstruction & Development, 16.548%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 1,576,500
2,000,000(a)	International Bank for Reconstruction & Development, 18.048%, (SOFR + 1,372 bps), 4/24/28 (144A)	2,045,000
		$3,621,500

Victory Pioneer CAT Bond Fund | 7/31/2510

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm - New York — 0.4%
2,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 1,995,600
3,250,000(a)	Oceanside Re, 10.33%, (3 Month U.S. Treasury Bill + 600 bps), 5/15/28 (144A)	3,263,325
		$5,258,925

	Windstorm – North Carolina — 0.4%
500,000(a)	Blue Ridge Re, 12.12%, (3 Month U.S. Treasury Bill + 799 bps), 1/8/27 (144A)	$ 512,950
4,000,000(a)	Longleaf Pine Re, 21.837%, (1 Month U.S. Treasury Bill + 1,750 bps), 5/25/27 (144A)	4,226,800
		$4,739,750

	Windstorm – Texas — 3.5%
1,500,000(a)	Alamo Re, 10.87%, (1 Month U.S. Treasury Bill + 654 bps), 6/7/27 (144A)	$ 1,556,400
1,500,000(a)	Alamo Re, 12.764%, (1 Month U.S. Treasury Bill + 843 bps), 6/7/27 (144A)	1,562,850
7,000,000(a)	Alamo Re, 13.41%, (1 Month U.S. Treasury Bill + 908 bps), 6/7/26 (144A)	7,178,500
3,000,000(a)	Alamo Re, 16.21%, (1 Month U.S. Treasury Bill + 1,188 bps), 6/7/26 (144A)	3,105,300
5,500,000(a)	Bluebonnet Re, 10.08%, (1 Month U.S. Treasury Bill + 575 bps), 6/7/28 (144A)	5,703,500
4,250,000(a)	Bluebonnet Re, 12.83%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/28 (144A)	4,384,725
4,000,000(a)	Bluebonnet Re, 16.08%, (1 Month U.S. Treasury Bill + 1,175 bps), 6/7/28 (144A)	4,137,200
2,750,000(a)	Bluebonnet Re, 16.33%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/7/27 (144A)	2,827,825
13,000,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/28 (144A)	13,020,800
		$43,477,100

	Windstorm – U.S. — 2.3%
1,500,000(a)	Cape Lookout Re, 11.532%, (1 Month U.S. Treasury Bill + 720 bps), 4/28/26 (144A)	$ 1,537,650
500,000(a)	Gateway Re, 18.27%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	515,600
2,500,000(a)	Lower Ferry Re, 8.76%, (1 Month U.S. Treasury Bill + 443 bps), 7/8/26 (144A)	2,527,750
1,900,000(a)	Lower Ferry Re, 9.60%, (1 Month U.S. Treasury Bill + 527 bps), 7/8/26 (144A)	1,927,360
11Victory Pioneer CAT Bond Fund | 7/31/25

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
1,750,000(a)	Mayflower Re, 4.691%, (1 Month U.S. Treasury Bill + 469 bps), 7/8/26 (144A)	$ 1,766,450
3,250,000(a)	Mayflower Re, 10.345%, (1 Month U.S. Treasury Bill + 602 bps), 7/8/26 (144A)	3,339,375
2,325,000(a)	Merna Re II, 14.58%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	2,394,518
3,250,000(a)	Purple Re, 17.162%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	3,305,900
6,950,000(a)	Queen Street Re, 11.838%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	6,963,900
4,000,000(a)	Recoletos Re DAC, 9.33%, (3 Month U.S. Treasury Bill + 500 bps), 1/7/28 (144A)	4,078,000
		$28,356,503

	Windstorm – U.S. & Canada — 0.4%
4,750,000(a)	Titania Re, 17.86%, (1 Month U.S. Treasury Bill + 1,353 bps), 2/27/26 (144A)	$ 4,800,825
	Windstorm – U.S. Gulf — 0.2%
500,000(a)	3264 Re, 22.33%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 520,200
1,750,000(a)	Gateway Re, 4.33%, (1 Month U.S. Treasury Bill + 0 bps), 12/22/25 (144A)	1,638,875
		$2,159,075

	Windstorm – U.S. Multistate — 3.3%
1,000,000(a)	Charles River Re, 11.962%, (1 Month U.S. Treasury Bill + 763 bps), 5/10/27 (144A)	$ 1,033,600
8,000,000(a)	Chartwell Re, 10.33%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	8,184,800
5,500,000(a)	Chartwell Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	5,497,250
2,500,000(a)	Chartwell Re, 13.58%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/28 (144A)	2,495,500
1,750,000(a)	Citrus Re, 8.83%, (3 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	1,763,300
5,350,000(a)	Citrus Re, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	5,271,890
5,750,000(a)	Gateway Re, 4.19%, (3 Month U.S. Treasury Bill + 0 bps), 12/22/25 (144A)	5,508,500
5,500,000(a)	Gateway Re, 8.58%, (1 Month U.S. Treasury Bill + 425 bps), 7/7/28 (144A)	5,416,950
Victory Pioneer CAT Bond Fund | 7/31/2512

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Multistate — (continued)
750,000(a)	Gateway Re, 10.237%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	$ 757,950
5,250,000(a)	Gateway Re, 15.07%, (3 Month U.S. Treasury Bill + 1,088 bps), 7/8/26 (144A)	5,204,325
		$41,134,065

	Windstorm – U.S. Northeast — 0.4%
3,500,000(a)	1886 Re, 8.83%, (3 Month U.S. Treasury Bill + 450 bps), 7/9/29 (144A)	$ 3,586,800
1,250,000(a)	3264 Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	1,315,875
		$4,902,675

	Windstorm – U.S. Regional — 1.6%
2,450,000(a)	Citrus Re, 10.92%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 2,499,735
750,000(a)	Citrus Re, 13.04%, (3 Month U.S. Treasury Bill + 871 bps), 6/7/26 (144A)	774,075
4,250,000(a)	Citrus Re, 13.52%, (3 Month U.S. Treasury Bill + 919 bps), 6/7/27 (144A)	4,330,325
4,500,000(a)	Citrus Re, 14.77%, (3 Month U.S. Treasury Bill + 1,044 bps), 6/7/27 (144A)	4,684,500
7,500,000(a)	Genesee Street Re, 7.577%, (1 Month U.S. Treasury Bill + 325 bps), 4/7/28 (144A)	7,511,250
		$19,799,885

	Winterstorm – Florida — 1.5%
17,550,000(a)	Lightning Re, 15.33%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 17,916,795
	Total Event Linked Bonds	$991,510,889

Face Amount USD ($)
	Collateralized Reinsurance — 14.1%
	Multiperil – U.S. & Canada — 0.8%
5,456,000(b)(c)+	Falkirk Re 2025 , 3/31/31	$ 5,219,250
4,750,000(b)(c)+	Merion Re 2025-2 , 12/31/30	4,157,069
		$9,376,319

	Multiperil – U.S. Regional — 0.4%
4,930,000(b)(c)+	Ailsa Re 2025, 5/31/31	$ 4,782,100
13Victory Pioneer CAT Bond Fund | 7/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — 2.5%
10,000,000(b)(c)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 8,396,007
750,000(b)(c)+	Dartmouth Re, 12/31/27	644,577
18,000,000(b)(c)+	Gamboge Re 2025, 3/31/31	16,422,328
5,000,000(b)(c)+	Phoenix 3 Re, 1/4/39	5,135,500
		$30,598,412

	Windstorm – Florida — 0.4%
2,811,750(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ —
5,799,600(b)(c)+	Mangrove Risk solutions Re, 5/31/31	5,538,618
		$5,538,618

	Windstorm – North Carolina — 3.3%
42,500,000(b)(c)+	Mangrove Risk Solutions Re, 4/30/31	$ 41,076,250
	Windstorm – U.S. — 1.5%
14,875,000(b)(c)+	Jedburgh-PI0058, 12/15/28	$ 12,962,075
5,800,050(b)(c)+	Mangrove Risk Solutions, 5/31/31	5,467,127
		$18,429,202

	Windstorm – U.S. Multistate — 0.6%
8,200,000(b)(c)+	White Heron Re, 5/31/31	$ 7,790,841
	Windstorm – U.S. Regional — 3.8%
19,950,000(b)(c)+	Grantham-PI0055 Re 2025, 1/15/26	$ 18,806,865
19,875,000(b)(c)+	Harrogate-PI0056, 12/15/28	18,571,993
9,612,500(b)(c)+	Oakmont Re 2025, 3/31/31	8,898,291
		$46,277,149

	Winterstorm – Florida — 0.8%
9,865,000(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ 9,244,492
	Total Collateralized Reinsurance	$173,113,383

	Total Insurance-Linked Securities (Cost $1,151,185,054)	$1,164,624,272

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 94.6% (Cost $1,151,185,054)	$1,164,624,272
	OTHER ASSETS AND LIABILITIES — 5.4%	$66,939,531
	net assets — 100.0%	$1,231,563,803

bps	Basis Points.
CAONINDX	Canadian Overnight Repo Rate Average.
EURIBOR	Euro Interbank Offered Rate.
Victory Pioneer CAT Bond Fund | 7/31/2514

Schedule of Investments  |  7/31/25
(unaudited) (continued)
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $991,510,889, or 80.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
1886 Re	5/15/2025	$3,500,000	$3,586,800
3264 Re	6/24/2024	1,250,000	1,315,875
3264 Re	6/24/2024	500,000	520,200
3264 Re	1/24/2025	7,000,000	7,003,500
3264 Re	5/19/2025	7,500,000	7,710,000
Acorn Re	10/25/2024	5,750,000	5,766,675
Acorn Re	10/25/2024	9,254,145	9,258,325
Ailsa Re 2025	7/31/2025	4,710,477	4,782,100
Alamo Re	4/12/2023	7,100,330	7,178,500
Alamo Re	4/4/2024	1,500,000	1,556,400
Alamo Re	4/4/2024	1,500,000	1,562,850
Alamo Re	4/4/2024	3,000,000	3,105,300
Aquila Re	5/10/2023	400,000	407,320
Aquila Re	5/10/2023	250,000	251,350
Aquila Re	5/10/2023	1,400,000	1,433,740
Aquila Re	4/26/2024	2,250,000	2,279,925
Aquila Re	4/26/2024	3,750,000	3,951,375
Armor Re	4/11/2024	2,000,000	2,108,200
Armor Re	12/11/2024	9,250,000	9,345,275
Ashera Re	3/21/2024	5,750,000	5,839,700
Atela Re, Ltd.	4/29/2024	3,000,000	3,185,100
Atlas Capital	5/17/2023	2,150,000	2,198,375
Atlas Capital	4/3/2025	5,000,000	5,067,000
Atlas Re	5/24/2024	3,000,000	3,291,300
Azzurro Re II	3/21/2024	1,085,650	1,155,465
Baldwin Re	6/21/2023	750,000	774,675
Baldwin Re	6/16/2025	6,500,000	6,596,850
Black Kite Re	4/24/2025	1,000,000	999,300
Blue Ridge Re	11/14/2023	500,000	512,950
Blue Sky Re	12/11/2023	2,152,900	2,365,479
Bluebonnet Re	5/8/2025	5,500,000	5,703,500
Bluebonnet Re	5/8/2025	4,250,000	4,384,725
Bluebonnet Re	5/8/2025	4,000,000	4,137,200
Bluebonnet Re	5/8/2025	2,750,000	2,827,825
Bonanza Re	12/16/2024	9,750,000	9,572,550
15Victory Pioneer CAT Bond Fund | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/16/2024	$16,000,000	$15,913,600
Bridge Street Re	12/24/2024	12,250,000	12,341,875
Cape Lookout Re	4/14/2023	1,503,725	1,537,650
Cat Re 2001	11/14/2023	9,204,192	9,663,475
Charles River Re	4/5/2024	1,000,000	1,033,600
Chartwell Re	5/2/2025	8,000,000	8,184,800
Chartwell Re	5/2/2025	5,500,000	5,497,250
Chartwell Re	5/2/2025	2,500,000	2,495,500
Cheltenham-PI0051 Re 2025	6/11/2025	8,021,500	8,396,007
Citrus Re	4/27/2023	750,000	774,075
Citrus Re	4/27/2023	2,465,757	2,499,735
Citrus Re	3/19/2024	4,250,000	4,330,325
Citrus Re	3/19/2024	4,500,000	4,684,500
Citrus Re	3/5/2025	5,350,000	5,271,890
Citrus Re	3/5/2025	1,750,000	1,763,300
Commonwealth Re	5/30/2025	10,000,000	10,064,000
Dartmouth Re	5/8/2025	585,750	644,577
Falkirk Re 2025	6/26/2025	5,100,958	5,219,250
Finca Re	6/4/2025	10,000,000	10,165,000
First Coast Re	3/24/2023	600,000	604,380
First Coast Re	2/21/2025	7,000,000	7,059,500
First Coast Re	2/21/2025	7,750,000	7,709,700
FloodSmart Re	2/23/2023	1,000,000	1,037,000
FloodSmart Re	2/23/2023	250,000	177,375
FloodSmart Re	2/29/2024	7,750,000	8,015,825
FloodSmart Re	2/29/2024	4,539,546	4,272,750
Foundation Re	12/19/2023	5,250,000	5,350,275
Four Lakes Re	3/3/2023	250,000	250,150
Four Lakes Re	12/8/2023	3,257,533	3,278,600
Four Lakes Re	12/8/2023	2,750,263	2,767,050
Four Lakes Re	12/11/2024	9,118,340	9,097,200
Four Lakes Re	12/11/2024	8,000,000	7,945,600
Fuchsia 2024-1	12/18/2024	9,000,000	9,092,700
Galileo Re	12/4/2023	7,212,290	7,324,245
Galileo Re	12/4/2023	6,745,483	6,749,580
Gamboge Re 2025	4/23/2025	15,605,541	16,422,328
Gateway Re	2/3/2023	500,000	515,600
Gateway Re	7/14/2023	5,299,779	5,204,325
Gateway Re	3/11/2024	750,000	757,950
Gateway Re	2/12/2025	5,500,000	5,416,950
Gateway Re	2/12/2025	5,574,830	5,508,500
Gateway Re	7/2/2025	1,655,447	1,638,875
Genesee Street Re	4/28/2025	7,500,000	7,511,250
Grantham-PI0055 Re 2025	7/22/2025	18,573,450	18,806,865
Harrogate-PI0056	7/29/2025	18,314,812	18,571,993
Herbie Re	2/15/2024	6,000,000	5,890,800
Herbie Re	2/15/2024	1,500,000	1,481,850
Herbie Re	12/17/2024	5,000,000	5,038,500
Herbie Re	12/17/2024	2,000,000	2,062,000
Victory Pioneer CAT Bond Fund | 7/31/2516

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Herbie Re	12/17/2024	$1,500,000	$1,404,900
Hestia Re	2/27/2025	2,500,000	2,464,000
Hestia Re	2/27/2025	1,000,000	998,700
High Point Re	12/1/2023	1,500,000	1,519,800
Hypatia Re	3/27/2023	2,127,066	2,191,980
Integrity Re	3/1/2024	3,000,000	3,026,400
Integrity Re	3/1/2024	1,500,000	1,476,000
Integrity Re	2/21/2025	5,500,000	5,517,050
Integrity Re	2/21/2025	4,250,000	4,264,875
Integrity Re	2/21/2025	3,500,000	3,502,450
Integrity Re	2/21/2025	3,750,000	3,754,500
Integrity Re	2/21/2025	10,000,000	10,032,000
Integrity Re	2/21/2025	1,250,000	1,247,250
International Bank for Reconstruction & Development	3/17/2023	250,000	252,875
International Bank for Reconstruction & Development	4/3/2024	1,500,000	1,541,100
International Bank for Reconstruction & Development	4/3/2024	2,000,000	2,045,000
International Bank for Reconstruction & Development	4/3/2024	500,000	508,950
International Bank for Reconstruction & Development	4/25/2024	2,992,720	3,038,400
International Bank for Reconstruction & Development	5/1/2024	1,500,000	1,576,500
Jedburgh-PI0058	7/29/2025	12,693,953	12,962,075
Kendall Re	4/22/2024	2,500,000	2,625,000
Kendall Re	4/22/2024	10,000,000	10,329,000
Kilimanjaro II Re	6/24/2024	2,250,000	2,345,625
Kilimanjaro II Re	6/24/2024	4,500,000	4,746,150
Kilimanjaro II Re	6/23/2025	10,000,000	10,100,000
Kilimanjaro II Re	6/23/2025	6,750,000	6,899,850
Kilimanjaro II Re	6/23/2025	14,250,000	14,421,000
Kilimanjaro II Re	6/23/2025	14,750,000	15,148,250
Kilimanjaro III Re	1/12/2024	2,972,779	3,012,000
Lapis Re	3/20/2025	2,500,000	2,536,000
Lightning Re	3/20/2023	18,021,918	17,916,795
Lion Re	5/22/2025	1,127,850	1,145,993
Lion Re	5/22/2025	1,127,850	1,139,602
Liongate Re	5/14/2025	1,000,000	1,001,500
Locke Tavern Re	3/23/2023	1,150,000	1,169,550
Logistics Re	10/22/2024	500,000	511,150
Long Point Re IV	2/23/2023	3,988,906	4,038,000
Longleaf Pine Re	10/15/2024	4,230,076	4,226,800
Lower Ferry Re	6/23/2023	2,500,242	2,527,750
Lower Ferry Re	3/11/2024	1,914,066	1,927,360
Mangrove Risk Solutions	8/5/2024	—	—
Mangrove Risk Solutions	6/25/2025	9,055,306	9,244,492
Mangrove Risk Solutions	7/18/2025	5,365,584	5,467,127
17Victory Pioneer CAT Bond Fund | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Mangrove Risk solutions Re	7/17/2025	$5,461,220	$5,538,618
Mangrove Risk Solutions Re	6/26/2025	40,273,688	41,076,250
Marlon Re	5/24/2024	750,000	783,600
Maschpark Re	11/26/2024	1,500,000	1,524,450
Mayflower Re	6/26/2023	1,750,000	1,766,450
Mayflower Re	6/21/2024	2,000,000	2,036,800
Mayflower Re	7/19/2024	3,271,446	3,339,375
Mayflower Re	5/22/2025	7,500,000	7,536,000
Merion Re 2025-2	6/27/2025	4,019,703	4,157,069
Merna Re Companywide	5/14/2025	28,250,000	29,032,525
Merna Re Enterprise	5/14/2025	16,500,000	16,518,150
Merna Re II	4/5/2023	350,000	356,195
Merna Re II	4/5/2023	2,384,647	2,394,518
Merna Re II	5/8/2024	1,293,693	1,311,593
Merna Re II	5/8/2024	2,000,000	2,044,800
Merna Re II	5/8/2024	5,010,999	5,015,000
Merna Re II	5/14/2025	7,000,000	7,004,200
Merna Re II	5/14/2025	13,000,000	13,020,800
MetroCat Re	5/12/2023	2,008,440	1,995,600
MMIFS Re	1/8/2025	695,289	724,307
Mona Lisa Re	6/13/2024	500,000	546,550
Montoya Re	1/23/2025	5,750,000	5,735,050
Mystic Re	12/12/2023	20,145,271	20,857,725
Mystic Re	12/17/2024	5,000,000	4,971,500
Mystic Re	12/17/2024	1,750,000	1,762,950
Mystic Re	12/17/2024	750,000	262,500
Nakama Re	4/14/2023	250,000	250,675
Nakama Re	4/16/2024	8,001,205	7,997,600
Nakama Re	4/11/2025	2,000,000	1,980,200
Nature Coast Re	11/16/2023	2,256,654	2,282,400
Nature Coast Re	12/27/2024	8,750,000	8,770,125
Nature Coast Re	3/28/2025	3,500,000	3,501,750
Northshore Re II	3/14/2025	19,750,000	19,769,750
Oakmont Re 2025	7/22/2025	8,743,726	8,898,291
Oceanside Re	5/2/2025	3,250,000	3,263,325
Ocelot Re	1/28/2025	8,221,700	8,128,800
Ocelot Re	2/14/2025	9,750,000	9,819,225
Orange Capital Re DAC	11/5/2024	546,225	574,195
Palm Re	4/4/2024	10,119,035	10,206,000
Palm Re	4/1/2025	12,750,000	12,723,225
Phoenix 3 Re	12/23/2024	5,000,000	5,135,500
Puerto Rico Parametric Re	6/14/2024	500,000	505,650
Purple Re	4/6/2023	3,267,709	3,305,900
Purple Re	4/2/2024	3,600,000	3,663,360
Purple Re	5/6/2025	6,500,000	6,676,800
Purple Re	5/6/2025	5,500,000	5,531,900
Queen Street Re	5/12/2023	6,959,006	6,963,900
Ramble Re	2/26/2024	5,000,000	5,005,500
Recoletos Re DAC	12/9/2024	4,000,000	4,078,000
Victory Pioneer CAT Bond Fund | 7/31/2518

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	9/19/2023	$496,580	$485,700
Residential Re	7/10/2024	2,454,233	2,325,000
Residential Re	11/4/2024	5,000,000	5,115,000
Residential Re	11/4/2024	9,511,807	9,595,950
Residential Re	11/4/2024	8,000,000	8,436,000
Riverfront Re	4/18/2025	1,500,000	1,489,350
Sakura Re	3/21/2025	2,750,000	2,723,600
Sanders Re	5/24/2023	1,000,000	1,020,900
Sanders Re	1/16/2024	7,889,345	8,025,900
Sanders Re	12/10/2024	12,579,218	12,435,417
Sanders Re	12/10/2024	18,001,663	18,082,800
Sanders Re	3/13/2025	2,250,000	2,273,850
Sanders Re	3/13/2025	1,500,000	1,544,850
Sanders Re	3/13/2025	2,250,000	2,259,900
Sanders Re	3/13/2025	2,250,000	2,299,950
Sanders Re II	5/22/2025	8,250,000	8,217,000
Sanders Re III	2/14/2023	1,475,341	1,476,300
Sanders Re III	3/24/2023	700,000	712,320
Silk Road Re	12/23/2024	2,000,000	2,000,000
Solomon Re	6/12/2023	6,887,948	6,932,600
Stabilitas Re	6/7/2023	3,907,421	3,959,280
Sutter Re	6/6/2023	1,773,535	1,803,296
Sutter Re	6/6/2023	7,072,803	7,232,400
Titania Re	2/16/2023	1,000,000	1,020,200
Titania Re	2/16/2023	4,762,757	4,800,825
Titania Re	11/14/2024	4,250,000	4,273,800
Titania Re	11/14/2024	3,750,000	3,747,750
Tomoni Re	5/31/2023	1,494,393	1,504,950
Tomoni Re	3/25/2024	750,000	748,650
Topanga Re	10/5/2023	1,616,138	1,582,020
Torrey Pines Re	5/18/2023	8,236,881	8,261,500
Torrey Pines Re	7/16/2024	504,606	520,000
Torrey Pines Re	1/29/2025	331,776	336,992
Torrey Pines Re	4/25/2025	8,250,000	8,329,200
Torrey Pines Re	4/25/2025	10,750,000	10,805,900
Torrey Pines Re	4/25/2025	6,250,000	6,296,250
Ursa Re	10/10/2023	4,353,022	4,431,050
Ursa Re	12/22/2023	1,000,388	1,009,500
Ursa Re	1/8/2024	1,755,089	1,808,975
Ursa Re	11/22/2024	5,185,418	5,220,500
Ursa Re	2/10/2025	10,750,000	10,833,850
Ursa Re II	6/6/2025	9,500,000	9,485,750
Veraison Re	1/30/2024	2,000,000	2,037,800
Veraison Re	1/30/2025	10,500,000	10,458,000
Veraison Re	1/30/2025	1,250,000	1,264,250
Vitality Re XIII	3/6/2023	496,263	500,650
Vitality Re XV	1/22/2024	1,000,000	1,015,200
Vitality Re XV	1/22/2024	500,000	513,300
Vitality Re XVI	1/23/2025	750,000	750,150
19Victory Pioneer CAT Bond Fund | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Vitality Re XVI	1/23/2025	$750,000	$750,375
Vitality Re XVI	1/23/2025	2,750,000	2,755,775
White Heron Re	7/24/2025	7,757,309	7,790,841
Windmill III Re DAC	6/12/2024	810,450	866,257
Winston Re	2/14/2024	2,250,000	2,364,525
Winston Re	2/14/2024	500,000	522,600
Winston Re	2/6/2025	12,500,000	12,636,250
Yosemite Re	3/18/2025	1,000,000	1,009,000
Total Restricted Securities			$1,164,624,272
% of Net assets			94.6%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	7,364,884	EUR	6,250,000	Goldman Sachs & Co.	9/30/25	$202,609
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$202,609
USD	United States Dollar
EUR	Euro
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S. & Canada	$—	$—	$9,376,319	$9,376,319
Multiperil – U.S. Regional	—	—	4,782,100	4,782,100
Multiperil – Worldwide	—	—	30,598,412	30,598,412
Windstorm – Florida	—	—	5,538,618	5,538,618
Windstorm – North Carolina	—	—	41,076,250	41,076,250
Windstorm – U.S.	—	—	18,429,202	18,429,202
Victory Pioneer CAT Bond Fund | 7/31/2520

Schedule of Investments  |  7/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Windstorm – U.S. Multistate	$—	$—	$7,790,841	$7,790,841
Windstorm – U.S. Regional	—	—	46,277,149	46,277,149
Winterstorm – Florida	—	—	9,244,492	9,244,492
All Other Insurance-Linked Securities	—	991,510,889	—	991,510,889
Total Investments in Securities	$—	$991,510,889	$173,113,383	$1,164,624,272
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$202,609	$—	$202,609
Total Other Financial Instruments	$—	$202,609	$—	$202,609
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$31,605,230
Realized gain (loss)	1
Changed in unrealized appreciation (depreciation)	781,929
Return of capital	(18,798,925)
Purchases	171,829,968
Sales	(12,304,820)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/25	$173,113,383
*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2025:	$3,580,821
21Victory Pioneer CAT Bond Fund | 7/31/25